Short-term investments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
US Treasury Bill Securities
Schedule of Held-to-Maturity Securities [Line Items]
Amortized Cost	$ 16,755
Cost Basis	16,621
Accumulated Accretion	134
Fair Value	16,755
US Treasury Bill Securities Due January 31, 2025
Schedule of Held-to-Maturity Securities [Line Items]
Amortized Cost	4,243
Cost Basis	4,177
Accumulated Accretion	66
Fair Value	4,243
US Treasury Bill Securities Due February 28, 2025
Schedule of Held-to-Maturity Securities [Line Items]
Amortized Cost	4,163
Cost Basis	4,149
Accumulated Accretion	14
Fair Value	4,163
US Treasury Bill Securities Due March 31, 2025
Schedule of Held-to-Maturity Securities [Line Items]
Amortized Cost	4,202
Cost Basis	4,167
Accumulated Accretion	35
Fair Value	4,202
US Treasury Bill Securities Due April 15, 2025
Schedule of Held-to-Maturity Securities [Line Items]
Amortized Cost	4,147
Cost Basis	4,128
Accumulated Accretion	19
Fair Value	$ 4,147